Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Other Intangible Assets
Summary of goodwill and other intangible assets

	December 31,	December 31,
	2018	2017
	Successor	Predecessor
Goodwill	$11,288	$—

Other intangible assets, net:
Trade names	$3,062	$628
Favorable lease	74	—
Customer lists	—	144
Internally developed software	—	152
	$3,136	$924

Schedule of carrying amounts of goodwill by reportable segment

	Retail	Internet
	Financial Services	Financial Services	Total
Goodwill	$11,288	$—	$11,288
Accumulated impairment losses	—	—	—
	$11,288	$—	$11,288

Schedule of changes in the carrying amount of goodwill

Predecessor
Balance at December 31, 2015	$152,568
Other acquisitions and dispositions, net	(10,329)
Retail segment impairment	(28,949)
Balance at December 31, 2016	113,290
Other acquisitions, net	463
Retail segment impairment	(113,753)
Balance at December 31, 2017	—
Balance at December 12, 2018	$—

Successor
Balance at December 13, 2018	$—
Goodwill recognized in restructuring	11,288
Balance at December 31, 2018	$11,288

Summary of other intangible assets

	December 31, 2018			December 31, 2017
	Successor			Predecessor
	Gross Carrying	Accumulated	Net Carrying	Gross Carrying	Accumulated	Net Carrying
Non-compete agreements	$—	$—	$—	$3,124	$(3,124)	$—
Favorable lease	78	(4)	74	—	—	—
Trade names	3,085	(23)	3,062	7,224	(6,596)	628
Customer lists	—	—	—	3,072	(2,928)	144
Internally developed software	—	—	—	2,339	(2,187)	152
Total	$3,163	$(27)	$3,136	$15,759	$(14,835)	$924

Schedule of future estimated amortization expense on specifically identifiable intangibles for the next 5 years

Year Ending
December 31,	Amount
2019	$515
2020	441
2021	441
2022	441
2023	441
Thereafter	857
$3,136